PROVISIONS AND CONTINGENT LIABILITIES - Commitment issued by the Bank to guarantee the performance of a customer (Details) $ in Millions	Dec. 31, 2021 COP ($)	Dec. 31, 2020 COP ($) item
PROVISIONS AND CONTINGENT LIABILITIES
Financial guarantee contracts	$ 9,036,464	$ 7,673,516
Not later than one month
PROVISIONS AND CONTINGENT LIABILITIES
Financial guarantee contracts	620,120	388,859
Between 1 and 3 months
PROVISIONS AND CONTINGENT LIABILITIES
Financial guarantee contracts	1,051,714	616,879
Between 3 months and 1 year
PROVISIONS AND CONTINGENT LIABILITIES
Financial guarantee contracts	5,616,089	2,911,975
Between 3 months and 1 year | Energy services and the private sector
PROVISIONS AND CONTINGENT LIABILITIES
Contracts with changed durations	2,505,284
Amount of new guarantees	880,388
1 to 3 years
PROVISIONS AND CONTINGENT LIABILITIES
Financial guarantee contracts	1,513,774	$ 3,568,858
1 to 3 years | Financial services sector
PROVISIONS AND CONTINGENT LIABILITIES
Contracts with changed durations	3,056,310
Amount of new guarantees	812,403
1 to 3 years | Telecommunications and financial sectors
PROVISIONS AND CONTINGENT LIABILITIES
Number of new guarantees | item		4
Amount of new guarantees		$ 2,909,063
3 to 5 years
PROVISIONS AND CONTINGENT LIABILITIES
Financial guarantee contracts	84,273	42,788
Greater than 5 years
PROVISIONS AND CONTINGENT LIABILITIES
Financial guarantee contracts	$ 150,494	$ 144,157